Property, Plant And Equipment - Summary of Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Apr. 30, 2020
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years